UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 14, 2022

CLEAR TRUST

Commission File Number of securitizer: 025-00553

Central Index Key Number of securitizer: 0001541601

Wojtek Niebrzydowski, 416-956-6748

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, Clear Trust, as securitizer, hereby terminates its reporting obligations under Rule 15Ga-1 for asset-backed securities sponsored by it or its affiliates. There are no longer any asset-backed securities outstanding that are issued by, or issued by an affiliate of, the securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2022	CLEAR TRUST
(Securitizer)

	By:	COMPUTERSHARE TRUST COMPANY OF CANADA, as trustee of CLEAR TRUST, by its Financial Services Agent, CANADIAN IMPERIAL BANK OF COMMERCE

	By:	/s/ Wojtek Niebrzydowski

Name: Wojtek Niebrzydowski

Title: VP Global Term Funding, Treasury

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